Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Class A common stock
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	20,555,129	17,710,471
Common stock, shares outstanding	20,555,129	17,710,471
Class B common stock
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued
Common stock, shares outstanding